FRANKLIN TEMPLETON GROUP
                        777 Mariners Island Boulevard
                             San Mateo, CA 94404



January 4, 1999


Filed Via EDGAR (CIK #0000805650)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

      RE:   Franklin Managed Trust
            File Nos. 33-9994 and 811-4894

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statement of Additional Information, and Supplements thereto, that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 29, 1998.

Sincerely yours,

FRANKLIN MANAGED TRUST



/s/ Leiann Nuzum
Corporate Counsel

LN:nk

cc:   Mark H. Plafker, Esq.